Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of main assumptions used in actuarial valuation of retirement plans

Type	Assumption	12/31/2024	12/31/2023
Demographic	Mortality table	AT-2000 softned by 10%	AT-2000 softned by 10%
Financial	Discount rate (1)	11.59% p.a.	9.56% p.a.
Financial	Inflation (2)	4.00% p.a.	4.00% p.a.
1)

Considers the interest rates of the National Treasury Notes (NTN-B) with maturity dates near the terms of the respective obligations, compatible with the economic scenario observed on the balance sheet closing date, considering the volatility of interest market and models used.

2)	Long-term inflation projected by the market, according to the maturity of each plan.

Schedule of allocation of assets by category segmented into quoted and not quoted in active market

Types	Fair value		% Allocation
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Fixed income securities	20,732	22,363	96.5%	94.2%
Quoted in an active market	20,117	21,705	93.6%	91.4%
Non quoted in an active market	615	658	2.9%	2.8%
Variable income securities	9	640	-	2.7%
Quoted in an active market	4	630	-	2.7%
Non quoted in an active market	5	10	-	-
Structured investments	120	128	0.6%	0.5%
Non quoted in an active market	120	128	0.6%	0.5%
Real estate	546	544	2.5%	2.3%
Loans to participants	83	79	0.4%	0.3%
Total	21,490	23,754	100.0%	100.0%

Schedule of change in net amount recognized in balance sheet

		12/31/2024
	Note	BD and CV plans				CD plans			Other post-employment benefits	Total
		Net asset	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		23,754	(21,590)	(4,130)	(1,966)	393	(80)	313	(776)	(2,429)
Amounts recognized in income (1+2+3+4)		2,226	(2,015)	(397)	(186)	105	(7)	98	(65)	(153)
1 - Cost of current service		-	(29)	-	(29)	-	-	-	-	(29)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,226	(1,986)	(397)	(157)	41	(7)	34	(65)	(188)
4 - Other revenues and expenses (1)		-	-	-	-	64	-	64	-	64
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		(3,240)	2,762	290	(188)	(133)	6	(127)	88	(227)
5 - Effects on asset ceiling		-	-	290	290	-	6	6	-	296
6 - Remeasurements		(3,244)	2,790	-	(454)	(133)	-	(133)	88	(499)
Changes in demographic assumptions		-	-	-	-	-	-	-	-	-
Changes in financial assumptions		-	3,197	-	3,197	-	-	-	91	3,288
Experience of the plan (2)		(3,244)	(407)	-	(3,651)	(133)	-	(133)	(3)	(3,787)
7 - Exchange variation		4	(28)	-	(24)	-	-	-	-	(24)
Other (8+9+10)		(1,250)	1,808	-	558	-	-	-	191	749
8 - Receipt by Destination of Resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,808)	1,808	-	-	-	-	-	191	191
10 - Contributions and investments from sponsor		558	-	-	558	-	-	-	-	558
Amounts at the end of period		21,490	(19,035)	(4,237)	(1,782)	365	(81)	284	(562)	(2,060)
Amount recognized in Assets	18a				17			284	-	301
Amount recognized in Liabilities	18b				(1,799)			-	(562)	(2,361)

		12/31/2023
		BD and CV plans				CD plans			Other post-employment benefits	Total
		Net assets	Actuarial liabilities	Asset ceiling	Recognized amount	Pension plan fund	Asset ceiling	Recognized amount	Liabilities	Recognized amount
Amounts at the beginning of the period		21,933	(19,637)	(3,734)	(1,438)	420	(42)	378	(849)	(1,909)
Amounts recognized in income (1+2+3+4)		2,193	(1,969)	(388)	(164)	(39)	(4)	(43)	(79)	(286)
1 - Cost of current service		-	(28)	-	(28)	-	-	-	-	(28)
2 - Cost of past service		-	-	-	-	-	-	-	-	-
3 - Net interest		2,193	(1,941)	(388)	(136)	40	(4)	36	(79)	(179)
4 - Other revenues and expenses (1)		-	-	-	-	(79)	-	(79)	-	(79)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)		1,136	(1,685)	(8)	(557)	12	(34)	(22)	(37)	(616)
5 - Effects on asset ceiling		-	-	(8)	(8)	-	(34)	(34)	-	(42)
6 - Remeasurements		1,138	(1,667)	-	(529)	12	-	12	(37)	(554)
Changes in demographic assumptions		-	-	-	-	-	-	-	-	-
Changes in financial assumptions		-	(1,331)	-	(1,331)	-	-	-	(39)	(1,370)
Experience of the plan (2)		1,138	(336)	-	802	12	-	12	2	816
7 - Exchange variation		(2)	(18)	-	(20)	-	-	-	-	(20)
Other (8+9+10)		(1,508)	1,701	-	193	-	-	-	189	382
8 - Receipt by Destination of Resources		-	-	-	-	-	-	-	-	-
9 - Benefits paid		(1,701)	1,701	-	-	-	-	-	189	189
10 - Contributions and investments from sponsor		193	-	-	193	-	-	-	-	193
Amounts at the end of period		23,754	(21,590)	(4,130)	(1,966)	393	(80)	313	(776)	(2,429)
Amount recognized in Assets	18a				30			313	-	343
Amount recognized in Liabilities	18b				(1,996)			-	(776)	(2,772)
1)	Corresponds to the use of asset amounts allocated in pension funds of the defined contribution plans.
2)	Correspond to the income obtained above / below the expected return and comprise the contributions made by participants.

Schedule of defined benefit contribution

	Estimated contributions	Contributions made
	2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Retirement plan - FIU	17	70	69
Retirement plan - FUNBEP	94	453	91
Total (1)	111	523	160
1)	Include extraordinary contributions agreed upon in deficit equation plans.

Schedule of maturity profile of defined benefit liabilities

	Duration (1)	2025	2026	2027	2028	2029	2030	to	2034
Pension plan - FIU	8.08	1,244	1,192	1,230	1,264	1,298	6,886
Pension plan - FUNBEP	7.60	716	733	750	767	782	4,084
Other post-employment benefits	7.29	85	91	72	45	47	258
Total		2,045	2,016	2,052	2,076	2,127	11,228
1)	Average duration of plan´s actuarial liabilities.

Schedule of sensitivity of defined benefit obligation

Main assumptions	BD and CV plans			Other post-employment benefits
	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)	Present value of liability	Income	Stockholders´ equity (Other comprehensive income) (1)
Discount rate
Increase by 0.5 p.p.	(654)	-	242	(18)	-	18
Decrease by 0.5 p.p.	701	-	(264)	20	-	(20)
Mortality table
Increase by 5%	(203)	-	77	(9)	-	9
Decrease by 5%	212	-	(81)	10	-	(10)
Medical inflation
Increase by 1 p.p.	-	-	-	44	-	(44)
Decrease by 1 p.p.	-	-	-	(38)	-	38
1)	Net of effects of asset ceiling